Shareholder Fees	Jan. 28, 2026
NAA Allocation Fund | NAA Allocation Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
NAA Allocation Fund | NAA Allocation Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[2]
NAA Allocation Fund | NAA Allocation Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
NAA Allocation Fund | NAA Allocation Fund Class P
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
NAA Large Cap Value Fund | NAA Large Cap Value Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[3]
NAA Large Cap Value Fund | NAA Large Cap Value Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[4]
NAA Large Cap Value Fund | NAA Large Cap Value Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
NAA Large Core Fund | NAA Large Core Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[5]
NAA Large Core Fund | NAA Large Core Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[6]
NAA Large Core Fund | NAA Large Core Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
NAA Mid Growth Fund | NAA Mid Growth Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[7]
NAA Mid Growth Fund | NAA Mid Growth Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[8]
NAA Mid Growth Fund | NAA Mid Growth Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[7]
NAA Opportunity Fund | NAA Opportunity Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[9]
NAA Opportunity Fund | NAA Opportunity Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[10]
NAA Opportunity Fund | NAA Opportunity Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
NAA Risk Managed Real Estate Fund | NAA Risk Managed Real Estate Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[11]
NAA Risk Managed Real Estate Fund | NAA Risk Managed Real Estate Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[12]
NAA Risk Managed Real Estate Fund | NAA Risk Managed Real Estate Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
NAA SMid Cap Value Fund | NAA SMid Cap Value Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[13]
NAA SMid Cap Value Fund | NAA SMid Cap Value Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[14]
NAA SMid Cap Value Fund | NAA SMid Cap Value Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[14]
NAA World Equity Income Fund | NAA World Equity Income Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[15]
NAA World Equity Income Fund | NAA World Equity Income Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[16]
NAA World Equity Income Fund | NAA World Equity Income Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[16]

[1]	A 1.00% deferred sales charge may be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[2]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[3]	A 1.00% deferred sales charge may be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[4]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[5]	A 1.00% deferred sales charge may be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[6]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[7]	A 1.00% deferred sales charge may be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[8]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[9]	A 1.00% deferred sales charge may be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[10]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[11]	A 1.00% deferred sales charge may be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[12]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[13]	A 1.00% deferred sales charge may be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[14]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[15]	A 1.00% deferred sales charge may be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[16]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.